Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,570,300.00
Total Fee Amount	6,017.06
Total Offset Amount	0.00
Net Fee	$ 6,017.06
Offering Table N/A
Offset Table N/A	N/A